UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

April 30, 2017

AGRE-QTLY-0617
1.9879814.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 6.3%
Abacus Property Group unit	6,437	$16,629
Goodman Group unit	5,414	32,878
Ingenia Communities Group unit	10,163	20,852
National Storage (REIT) unit	14,919	16,645
Propertylink Group unit	29,700	17,791
Stockland Corp. Ltd. unit	9,146	33,215
The GPT Group unit	6,589	25,903

TOTAL AUSTRALIA		163,913

Austria - 1.5%
Buwog-Gemeinnuetzige Wohnung	1,434	38,723
Canada - 0.9%
Smart (REIT)	967	22,924
France - 1.5%
Gecina SA	39	5,548
Unibail-Rodamco	133	32,663

TOTAL FRANCE		38,211

Germany - 3.5%
LEG Immobilien AG	585	50,253
Vonovia SE	1,100	39,823

TOTAL GERMANY		90,076

Hong Kong - 5.7%
Henderson Land Development Co. Ltd.	3,300	20,916
Sino Land Ltd.	34,300	58,120
Sun Hung Kai Properties Ltd.	4,600	69,015

TOTAL HONG KONG		148,051

Ireland - 2.2%
Hibernia (REIT) PLC	28,100	39,027
Irish Residential Properties REIT PLC (a)	12,200	17,409

TOTAL IRELAND		56,436

Japan - 10.1%
Advance Residence Investment Corp.	9	23,704
Ichigo, Inc.	6,100	17,730
Kenedix Office Investment Corp.	5	28,347
Kenedix Retail REIT Corp.	12	26,148
Mitsubishi Estate Co. Ltd.	3,580	68,405
Mitsui Fudosan Co. Ltd.	2,380	52,297
NTT Urban Development Co.	1,700	15,326
ORIX JREIT, Inc.	19	30,134

TOTAL JAPAN		262,091

Singapore - 3.3%
Mapletree Commercial Trust	17,800	20,321
Parkway Life REIT	18,200	33,348
UOL Group Ltd.	5,900	30,574

TOTAL SINGAPORE		84,243

Spain - 2.5%
Hispania Activos Inmobiliarios SA	2,615	39,480
Inmobiliaria Colonial SA	2,105	16,324
Neinor Homes SLU	480	9,466

TOTAL SPAIN		65,270

Sweden - 0.4%
Castellum AB (a)	700	9,586
United Kingdom - 4.9%
British Land Co. PLC	5,896	50,134
Derwent London PLC	870	33,174
Londonmetric Properity PLC	12,660	27,613
U & I Group PLC	6,256	15,395

TOTAL UNITED KINGDOM		126,316

United States of America - 53.5%
American Campus Communities, Inc.	223	10,568
American Homes 4 Rent Class A	1,061	24,456
Apartment Investment & Management Co. Class A	609	26,638
AvalonBay Communities, Inc.	254	48,219
Boston Properties, Inc.	484	61,274
Brandywine Realty Trust (SBI)	1,400	23,758
Brixmor Property Group, Inc.	945	18,664
Camden Property Trust (SBI)	161	13,255
Cousins Properties, Inc.	1,728	14,671
DCT Industrial Trust, Inc.	978	49,448
DDR Corp.	566	6,118
DiamondRock Hospitality Co.	1,491	16,416
Digital Realty Trust, Inc.	458	52,597
Duke Realty Corp.	3,416	94,723
Equity Lifestyle Properties, Inc.	649	52,511
Equity Residential (SBI)	360	23,249
Essex Property Trust, Inc.	141	34,470
Extra Space Storage, Inc.	436	32,931
Forest City Realty Trust, Inc. Class A	470	10,622
Gaming & Leisure Properties	650	22,620
General Growth Properties, Inc.	1,431	30,924
Gramercy Property Trust	1,047	29,096
Host Hotels & Resorts, Inc.	1,611	28,917
Hudson Pacific Properties, Inc.	612	21,028
Invitation Homes, Inc.	681	14,676
Kimco Realty Corp.	732	14,852
Kite Realty Group Trust	447	9,101
Medical Properties Trust, Inc.	649	8,482
Monogram Residential Trust, Inc.	792	8,063
New York (REIT), Inc.	30	286
Prologis, Inc.	1,695	92,225
Public Storage	404	84,590
RLJ Lodging Trust	216	4,642
Simon Property Group, Inc.	306	50,570
SL Green Realty Corp.	219	22,980
Spirit Realty Capital, Inc.	2,941	27,704
Sun Communities, Inc.	429	35,869
The Macerich Co.	190	11,862
UDR, Inc.	2,059	76,883
Urban Edge Properties	320	8,160
Ventas, Inc.	1,122	71,819
VEREIT, Inc.	4,588	38,402
Welltower, Inc.	778	55,580

TOTAL UNITED STATES OF AMERICA		1,383,919

TOTAL COMMON STOCKS
(Cost $2,555,494)		2,489,759

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $65,441)	65,428	65,441
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $2,620,935)		2,555,200
NET OTHER ASSETS (LIABILITIES) - 1.2%		29,979
NET ASSETS - 100%		$2,585,179

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305
Total	$305

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,628,317. Net unrealized depreciation aggregated $73,117, of which $76,730 related to appreciated investment securities and $149,847 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

April 30, 2017

AFUG-QTLY-0617
1.800331.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Electric Utilities - 44.0%
Electric Utilities - 44.0%
Exelon Corp.	418,191	$14,481,954
FirstEnergy Corp.	395,733	11,848,246
Great Plains Energy, Inc.	498,800	14,759,492
NextEra Energy, Inc.	403,440	53,883,447
OGE Energy Corp.	186,323	6,480,314
PG&E Corp.	393,705	26,397,920
PNM Resources, Inc.	178,700	6,656,575
		134,507,948
Equity Real Estate Investment Trusts (REITs) - 0.1%
Specialized REITs - 0.1%
InfraReit, Inc.	16,600	317,060
Gas Utilities - 1.2%
Gas Utilities - 1.2%
South Jersey Industries, Inc.	97,280	3,649,946
Independent Power and Renewable Electricity Producers - 9.0%
Independent Power Producers & Energy Traders - 4.5%
Dynegy, Inc. (a)	173,247	1,112,246
NRG Energy, Inc.	417,972	7,063,727
NRG Yield, Inc. Class C	319,202	5,649,875
		13,825,848
Renewable Electricity - 4.5%
NextEra Energy Partners LP	244,230	8,462,570
Pattern Energy Group, Inc.	235,760	5,191,435
		13,654,005

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		27,479,853

Media - 1.2%
Cable & Satellite - 1.2%
Charter Communications, Inc. Class A (a)	11,100	3,831,276
Multi-Utilities - 38.9%
Multi-Utilities - 38.9%
Avangrid, Inc.	343,530	14,943,555
Black Hills Corp.	119,703	8,142,198
CenterPoint Energy, Inc.	452,513	12,910,196
Dominion Resources, Inc.	241,694	18,714,366
DTE Energy Co.	143,298	14,987,538
SCANA Corp.	140,778	9,334,989
Sempra Energy	352,309	39,817,963
		118,850,805
Oil, Gas & Consumable Fuels - 2.7%
Oil & Gas Storage & Transport - 2.7%
Cheniere Energy Partners LP Holdings LLC	118,462	3,042,104
Cheniere Energy, Inc. (a)	98,366	4,460,898
Kinder Morgan, Inc.	39,419	813,214
		8,316,216
TOTAL COMMON STOCKS
(Cost $242,876,500)		296,953,104

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $9,510,892)	9,508,990	9,510,892
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $252,387,392)		306,463,996
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(669,937)
NET ASSETS - 100%		$305,794,059

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,730
Fidelity Securities Lending Cash Central Fund	5,047
Total	$19,777

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $252,968,976. Net unrealized appreciation aggregated $53,495,020, of which $57,854,555 related to appreciated investment securities and $4,359,535 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

April 30, 2017

AFCY-QTLY-0617
1.800323.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Aerospace & Defense - 21.4%
Aerospace & Defense - 21.4%
Astronics Corp. (a)	72,066	$2,342,866
Astronics Corp. Class B	6,099	197,669
Axon Enterprise, Inc. (a)	100,560	2,471,765
Elbit Systems Ltd.	18,500	2,197,615
General Dynamics Corp.	166,862	32,336,187
Hexcel Corp.	149,200	7,721,100
Huntington Ingalls Industries, Inc.	34,100	6,850,349
Northrop Grumman Corp.	128,300	31,556,668
Raytheon Co.	115,600	17,942,276
Rockwell Collins, Inc.	101,500	10,565,135
Teledyne Technologies, Inc. (a)	83,965	11,321,001
TransDigm Group, Inc.	49,100	12,114,443
United Technologies Corp.	348,951	41,521,679
		179,138,753
Airlines - 2.7%
Airlines - 2.7%
Southwest Airlines Co.	341,800	19,215,996
Spirit Airlines, Inc. (a)	60,200	3,447,654
		22,663,650
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	187,084	10,080,086
Fortune Brands Home & Security, Inc.	176,900	11,275,606
Masco Corp.	256,500	9,495,630
		30,851,322
Commercial Services & Supplies - 4.5%
Diversified Support Services - 2.4%
Cintas Corp.	77,800	9,528,166
KAR Auction Services, Inc.	236,500	10,316,130
		19,844,296
Environmental & Facility Services - 0.8%
Stericycle, Inc. (a)	75,900	6,477,306
Office Services & Supplies - 1.3%
West Corp.	427,093	11,399,112

TOTAL COMMERCIAL SERVICES & SUPPLIES		37,720,714

Construction & Engineering - 6.1%
Construction & Engineering - 6.1%
AECOM (a)	752,433	25,740,733
Dycom Industries, Inc. (a)	97,500	10,301,850
Fluor Corp.	124,800	6,404,736
KBR, Inc.	613,800	8,623,890
		51,071,209
Electrical Equipment - 8.4%
Electrical Components & Equipment - 7.8%
Acuity Brands, Inc. (b)	26,000	4,578,600
AMETEK, Inc.	408,426	23,361,967
Eaton Corp. PLC	253,000	19,136,920
Fortive Corp.	296,466	18,754,439
		65,831,926
Heavy Electrical Equipment - 0.6%
TPI Composites, Inc.	254,600	5,002,890

TOTAL ELECTRICAL EQUIPMENT		70,834,816

Industrial Conglomerates - 14.3%
Industrial Conglomerates - 14.3%
General Electric Co.	2,722,548	78,926,666
Honeywell International, Inc.	315,833	41,418,340
		120,345,006
Machinery - 20.4%
Construction Machinery & Heavy Trucks - 9.1%
Allison Transmission Holdings, Inc.	478,200	18,496,776
Caterpillar, Inc.	351,400	35,934,164
PACCAR, Inc.	166,100	11,083,853
Wabtec Corp. (b)	124,500	10,444,305
		75,959,098
Industrial Machinery - 11.3%
Colfax Corp. (a)	136,000	5,503,920
Flowserve Corp.	271,400	13,806,118
IDEX Corp.	95,629	10,018,094
Ingersoll-Rand PLC	171,100	15,185,125
Nordson Corp.	48,700	6,097,240
Parker Hannifin Corp.	53,400	8,586,720
Pentair PLC	143,000	9,224,930
Rexnord Corp. (a)	474,100	11,568,040
Snap-On, Inc.	66,300	11,107,239
TriMas Corp. (a)	179,923	4,129,233
		95,226,659

TOTAL MACHINERY		171,185,757

Professional Services - 2.9%
Human Resource & Employment Services - 1.3%
Recruit Holdings Co. Ltd.	56,100	2,833,308
Robert Half International, Inc.	185,700	8,551,485
		11,384,793
Research & Consulting Services - 1.6%
IHS Markit Ltd. (a)	303,200	13,158,880

TOTAL PROFESSIONAL SERVICES		24,543,673

Road & Rail - 8.8%
Railroads - 5.7%
Norfolk Southern Corp.	185,900	21,841,391
Union Pacific Corp.	230,000	25,750,800
		47,592,191
Trucking - 3.1%
J.B. Hunt Transport Services, Inc.	159,084	14,263,471
Old Dominion Freight Lines, Inc.	107,200	9,489,344
YRC Worldwide, Inc. (a)	223,200	2,379,312
		26,132,127

TOTAL ROAD & RAIL		73,724,318

Trading Companies & Distributors - 4.6%
Trading Companies & Distributors - 4.6%
HD Supply Holdings, Inc. (a)	326,006	13,138,042
MSC Industrial Direct Co., Inc. Class A	128,700	11,522,511
Univar, Inc. (a)	326,700	9,751,995
Wolseley PLC	63,574	4,040,582
		38,453,130
Water Utilities - 0.7%
Water Utilities - 0.7%
AquaVenture Holdings Ltd.	298,026	5,474,738
TOTAL COMMON STOCKS
(Cost $664,589,250)		826,007,086

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.85% (c)	18,374,522	18,378,197
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	9,310,419	9,311,350
TOTAL MONEY MARKET FUNDS
(Cost $27,689,547)		27,689,547
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $692,278,797)		853,696,633
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(14,868,832)
NET ASSETS - 100%		$838,827,801

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,767
Fidelity Securities Lending Cash Central Fund	10,392
Total	$74,159

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$826,007,086	$821,966,504	$4,040,582	$--
Money Market Funds	27,689,547	27,689,547	--	--
Total Investments in Securities:	$853,696,633	$849,656,051	$4,040,582	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $693,674,391. Net unrealized appreciation aggregated $160,022,242, of which $168,087,762 related to appreciated investment securities and $8,065,520 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

April 30, 2017

AFDC-QTLY-0617
1.800324.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Communications Equipment - 86.7%
Communications Equipment - 86.7%
ADTRAN, Inc.	13,270	$265,400
Arista Networks, Inc. (a)	1,470	205,271
Arris International PLC (a)	9,808	254,910
Brocade Communications Systems, Inc.	43,505	546,858
Calix Networks, Inc. (a)	21,110	141,437
Ciena Corp. (a)	2,030	46,507
Cisco Systems, Inc.	134,744	4,590,725
CommScope Holding Co., Inc. (a)	32,250	1,355,790
Comtech Telecommunications Corp.	3,290	46,093
EchoStar Holding Corp. Class A (a)	2,270	130,661
Extreme Networks, Inc. (a)	4,950	38,684
F5 Networks, Inc. (a)	7,105	917,469
Finisar Corp. (a)	16,970	387,595
Harris Corp.	10,740	1,201,699
Infinera Corp. (a)	10,807	107,205
InterDigital, Inc.	4,110	369,489
Juniper Networks, Inc.	31,568	949,250
Lumentum Holdings, Inc. (a)	4,540	194,085
Mitel Networks Corp. (a)	17,790	125,597
Motorola Solutions, Inc.	3,669	315,424
NETGEAR, Inc. (a)	3,270	154,181
NetScout Systems, Inc. (a)	6,510	245,102
Nokia Corp. sponsored ADR (b)	249,680	1,430,666
Oclaro, Inc. (a)(b)	14,630	117,186
Palo Alto Networks, Inc. (a)	3,410	369,678
Plantronics, Inc.	2,550	139,230
Radware Ltd. (a)	6,350	103,696
Sandvine Corp. (U.K.)	72,700	169,361
ShoreTel, Inc. (a)	34,050	223,028
Sonus Networks, Inc. (a)	18,510	142,157
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	143,910	933,976
ViaSat, Inc. (a)	880	56,346
Viavi Solutions, Inc. (a)	34,270	342,700
		16,617,456
Electronic Equipment & Components - 2.3%
Electronic Components - 0.1%
II-VI, Inc. (a)	860	28,509
Electronic Manufacturing Services - 1.1%
Fabrinet (a)	2,080	72,114
Jabil Circuit, Inc.	3,200	92,864
TE Connectivity Ltd.	500	38,685
		203,663
Technology Distributors - 1.1%
CDW Corp.	1,830	108,135
Dell Technologies, Inc. (a)	1,434	96,236
		204,371

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		436,543

Internet Software & Services - 2.3%
Internet Software & Services - 2.3%
Alphabet, Inc.:
Class A (a)	199	183,979
Class C (a)	168	152,201
Web.com Group, Inc. (a)	5,740	110,782
		446,962
IT Services - 0.7%
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	1,230	74,083
Presidio, Inc.	3,880	57,230
		131,313
Semiconductors & Semiconductor Equipment - 4.9%
Semiconductors - 4.9%
Acacia Communications, Inc. (b)	960	44,006
Broadcom Ltd.	695	153,463
Maxim Integrated Products, Inc.	2,120	93,598
NXP Semiconductors NV (a)	1,510	159,683
ON Semiconductor Corp. (a)	5,970	84,655
Qualcomm, Inc.	7,431	399,342
		934,747
Software - 0.8%
Systems Software - 0.8%
Check Point Software Technologies Ltd. (a)	1,520	158,095
Technology Hardware, Storage & Peripherals - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	60	8,619
HP, Inc.	5,720	107,650
Samsung Electronics Co. Ltd.	46	90,213
		206,482
TOTAL COMMON STOCKS
(Cost $15,194,972)		18,931,598

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.85% (c)	298,460	298,520
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	1,216,609	1,216,731
TOTAL MONEY MARKET FUNDS
(Cost $1,515,251)		1,515,251
TOTAL INVESTMENT PORTFOLIO - 106.7%
(Cost $16,710,223)		20,446,849
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(1,283,611)
NET ASSETS - 100%		$19,163,238

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,190
Fidelity Securities Lending Cash Central Fund	2,151
Total	$3,341

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $16,805,816. Net unrealized appreciation aggregated $3,641,033, of which $4,127,263 related to appreciated investment securities and $486,230 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2017

AFBT-QTLY-0617
1.800321.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 87.6%
Biotechnology - 87.6%
AbbVie, Inc. (a)	64,935	$4,281,814
AC Immune SA (b)	180,038	1,719,363
AC Immune SA (a)	101,250	966,938
ACADIA Pharmaceuticals, Inc. (b)(c)	492,386	16,903,611
Acceleron Pharma, Inc. (c)	662,346	21,870,665
Achillion Pharmaceuticals, Inc. (c)	211,384	720,819
Acorda Therapeutics, Inc. (c)	316,553	5,112,331
Adamas Pharmaceuticals, Inc. (b)(c)	910,248	14,909,862
Adaptimmune Therapeutics PLC sponsored ADR (c)	823,742	4,439,969
ADMA Biologics, Inc. (c)	48,000	216,480
Aduro Biotech, Inc. (b)(c)	484,080	4,671,372
Advanced Accelerator Applications SA sponsored ADR (c)	80,100	3,043,800
Advaxis, Inc. (b)(c)	161,728	1,384,392
Adverum Biotechnologies, Inc. (c)	125,129	356,618
Agenus, Inc. (b)(c)	291,960	1,048,136
Agenus, Inc. warrants 1/9/18 (c)	452,000	5
Agios Pharmaceuticals, Inc. (c)	55,371	2,752,492
Aimmune Therapeutics, Inc. (b)(c)	505,316	9,823,343
Akebia Therapeutics, Inc. (c)	152,477	2,009,647
Alder Biopharmaceuticals, Inc. (b)(c)	693,513	13,904,936
Aldeyra Therapeutics, Inc. (b)(c)	561,259	2,441,477
Alexion Pharmaceuticals, Inc. (c)	1,069,876	136,708,755
Alkermes PLC (c)	393,503	22,921,550
Alnylam Pharmaceuticals, Inc.(c)	238,935	12,806,916
AMAG Pharmaceuticals, Inc. (b)(c)	234,077	5,711,479
Amarin Corp. PLC ADR (b)(c)	381,894	1,206,785
Amgen, Inc.	1,646,113	268,843,170
Amicus Therapeutics, Inc. (b)(c)	892,770	6,856,474
Applied Genetic Technologies Corp. (c)	143,136	801,562
Aptevo Therapeutics, Inc. (c)	38,827	77,654
AquaBounty Technologies, Inc. (b)(c)	1,394	10,831
Ardelyx, Inc. (c)	728,401	9,760,573
Array BioPharma, Inc. (c)	1,624,863	14,087,562
Ascendis Pharma A/S sponsored ADR (c)	35,700	1,053,507
Asterias Biotherapeutics, Inc. (b)	115,938	428,971
Asterias Biotherapeutics, Inc. warrants 9/29/17 (c)	23,187	10,666
Atara Biotherapeutics, Inc. (b)(c)	401,385	6,863,684
aTyr Pharma, Inc. (c)	45,620	150,546
aTyr Pharma, Inc. (a)(c)	55,238	182,285
Audentes Therapeutics, Inc.	69,300	1,032,570
Axovant Sciences Ltd. (c)	161,993	3,926,710
Bellicum Pharmaceuticals, Inc. (b)(c)	726,325	9,710,965
BioCryst Pharmaceuticals, Inc. (c)	546,902	3,467,359
Biogen, Inc. (c)	570,537	154,735,340
BioMarin Pharmaceutical, Inc. (c)	740,890	71,006,898
BioTime, Inc. warrants 10/1/18 (c)	2	1
bluebird bio, Inc. (c)	50,349	4,478,544
Blueprint Medicines Corp. (c)	399,000	18,585,420
Calithera Biosciences, Inc. (c)	310,029	3,363,815
Cara Therapeutics, Inc. (b)(c)	200,237	3,181,766
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (c)	8,557	4,622
warrants 5/30/17 (c)	17,900	14,340
Celgene Corp. (c)	1,620,675	201,044,734
Celldex Therapeutics, Inc. (b)(c)	1,189,736	3,961,821
Chiasma, Inc. (b)(c)	353,692	548,223
Chiasma, Inc. warrants (c)	81,298	20,040
Chimerix, Inc. (c)	387,202	2,315,468
Cidara Therapeutics, Inc. (c)	34,800	269,700
Cidara Therapeutics, Inc. (a)(c)	223,967	1,735,744
Clovis Oncology, Inc. (c)	210,736	12,199,507
Corbus Pharmaceuticals Holdings, Inc. (b)(c)	200,300	1,442,160
Corvus Pharmaceuticals, Inc. (c)	205,363	2,039,255
Cytokinetics, Inc. (c)	461,077	7,561,663
CytomX Therapeutics, Inc. (a)	64,961	1,020,537
DBV Technologies SA sponsored ADR (c)	258,000	9,115,140
Dicerna Pharmaceuticals, Inc. (b)(c)	129,106	429,923
Dynavax Technologies Corp. (b)(c)	222,919	1,237,200
Eagle Pharmaceuticals, Inc. (b)(c)	67,784	6,140,553
Edge Therapeutics, Inc. (b)(c)	10,235	106,239
Editas Medicine, Inc. (b)(c)	212,057	3,997,274
Emergent BioSolutions, Inc. (c)	47,755	1,428,352
Enanta Pharmaceuticals, Inc. (c)	43,787	1,390,237
Epizyme, Inc. (c)	1,609,073	29,043,768
Esperion Therapeutics, Inc. (b)(c)	268,016	9,581,572
Exact Sciences Corp. (b)(c)	234,107	7,025,551
Exelixis, Inc. (c)	1,458,549	32,671,498
Fate Therapeutics, Inc. (b)(c)	234,604	1,076,832
Fibrocell Science, Inc. (c)	58,066	121,939
FibroGen, Inc. (c)	361,122	10,111,416
Five Prime Therapeutics, Inc. (c)	119,400	4,162,284
Foundation Medicine, Inc. (b)(c)	12,112	429,976
Galapagos Genomics NV sponsored ADR (c)	212,909	18,493,276
Genmab A/S (c)	99,509	19,790,316
Genocea Biosciences, Inc. (c)	5,600	35,784
Genomic Health, Inc. (c)	25,920	851,731
GenSight Biologics SA	105,964	788,364
Geron Corp. (b)(c)	4,760,774	12,187,581
Gilead Sciences, Inc.	91,201	6,251,829
Global Blood Therapeutics, Inc. (c)	547,967	15,863,645
Halozyme Therapeutics, Inc. (b)(c)	1,194,931	16,657,338
Heron Therapeutics, Inc.(b)(c)	475,742	7,302,640
Histogenics Corp. (c)	597,234	1,057,104
Idera Pharmaceuticals, Inc. (b)(c)	665,100	1,562,985
Ignyta, Inc. (c)	157,472	1,393,627
Immune Design Corp. (b)(c)	68,300	447,365
ImmunoGen, Inc. (b)(c)	341,533	1,482,253
Immunomedics, Inc. (b)(c)	640,085	3,667,687
Incyte Corp. (c)	510,479	63,442,330
Insys Therapeutics, Inc. (b)(c)	59,194	665,933
Intellia Therapeutics, Inc. (b)(c)	161,492	2,352,938
Intercept Pharmaceuticals, Inc. (b)(c)	175,060	19,667,991
Intrexon Corp. (b)	45,008	937,967
Ionis Pharmaceuticals, Inc. (c)	403,938	19,465,772
Ironwood Pharmaceuticals, Inc. Class A (b)(c)	1,110,821	18,128,599
Jounce Therapeutics, Inc.	431,376	11,605,740
Juno Therapeutics, Inc. (b)(c)	456,011	11,372,914
Karyopharm Therapeutics, Inc. (c)	1,159,016	11,845,144
Keryx Biopharmaceuticals, Inc. (b)(c)	396,439	2,346,919
Kite Pharma, Inc. (b)(c)	196,252	16,108,364
Kura Oncology, Inc. (c)	921,702	9,170,935
La Jolla Pharmaceutical Co. (b)(c)	348,100	10,094,900
Lexicon Pharmaceuticals, Inc. (b)(c)	633,566	9,889,965
Ligand Pharmaceuticals, Inc. Class B (b)(c)	54,712	6,082,333
Lion Biotechnologies, Inc. (c)	255,946	1,753,230
Loxo Oncology, Inc. (c)	493,681	22,738,947
Macrogenics, Inc. (c)	566,002	12,231,303
MediciNova, Inc. (b)(c)	388,780	2,235,485
Merrimack Pharmaceuticals, Inc. (b)(c)	682,403	2,272,402
MiMedx Group, Inc. (b)(c)	12,313	156,252
Minerva Neurosciences, Inc. (b)(c)	1,660,580	12,620,408
Miragen Therapeutics, Inc. (c)	658,541	8,501,764
Mirna Therapeutics, Inc. (b)(c)	28,200	59,220
Momenta Pharmaceuticals, Inc. (c)	147,325	2,114,114
NantKwest, Inc. (b)(c)	69,878	220,116
Neurocrine Biosciences, Inc. (c)	669,028	35,726,095
NewLink Genetics Corp. (c)	134,992	2,523,000
Novavax, Inc. (b)(c)	2,050,216	1,673,181
Novelion Therapeutics, Inc. (c)	195,070	1,989,714
Opko Health, Inc. (b)(c)	243,812	1,894,419
Oragenics, Inc. (c)	108,608	46,701
Osiris Therapeutics, Inc. (b)(c)	8,014	37,986
OvaScience, Inc. (c)	119,045	179,758
Portola Pharmaceuticals, Inc. (c)	697,858	27,907,341
Progenics Pharmaceuticals, Inc. (c)	511,508	4,051,143
ProQR Therapeutics BV (c)	237,916	1,165,788
Protagonist Therapeutics, Inc.	156,623	1,585,025
Proteostasis Therapeutics, Inc. (c)	183,300	1,108,049
Prothena Corp. PLC (c)	140,434	7,601,692
PTC Therapeutics, Inc. (c)	135,545	1,646,872
Puma Biotechnology, Inc. (b)(c)	306,694	12,451,776
Radius Health, Inc. (b)(c)	834,029	32,585,513
Regeneron Pharmaceuticals, Inc. (c)	346,787	134,723,282
REGENXBIO, Inc. (c)	333,286	6,965,677
Regulus Therapeutics, Inc. (b)(c)	265,221	411,093
Repligen Corp. (c)	234,327	8,620,890
Retrophin, Inc. (c)	412,772	8,086,203
Sage Therapeutics, Inc. (c)	279,368	19,835,128
Sangamo Therapeutics, Inc. (b)(c)	237,552	1,140,250
Sarepta Therapeutics, Inc. (c)	237,311	8,604,897
Seattle Genetics, Inc. (c)	701,962	47,944,005
Selecta Biosciences, Inc.	58,800	709,128
Seres Therapeutics, Inc. (b)(c)	237,191	2,331,588
Seres Therapeutics, Inc. (a)(c)	352,270	3,462,814
Spark Therapeutics, Inc. (b)(c)	314,145	18,210,986
Spectrum Pharmaceuticals, Inc. (c)	105,647	803,974
Stemline Therapeutics, Inc. (b)(c)	506,193	4,505,118
Syndax Pharmaceuticals, Inc. (c)	252,699	2,398,114
Syros Pharmaceuticals, Inc.	63,578	965,750
Syros Pharmaceuticals, Inc. (a)	62,568	950,408
TESARO, Inc. (b)(c)	354,237	52,281,839
TG Therapeutics, Inc. (b)(c)	1,402,202	15,494,332
Threshold Pharmaceuticals, Inc. (b)(c)	26,804	13,496
Tocagen, Inc.	173,300	2,422,734
Trevena, Inc. (c)	296,455	969,408
Ultragenyx Pharmaceutical, Inc. (c)	430,227	27,702,317
United Therapeutics Corp. (c)	52,823	6,639,851
Vanda Pharmaceuticals, Inc. (c)	337,679	5,149,605
Versartis, Inc. (c)	497,816	9,159,814
Vertex Pharmaceuticals, Inc. (c)	828,528	98,014,862
Vical, Inc. (c)	63,286	150,621
Vital Therapies, Inc. (c)	588,087	2,352,348
Voyager Therapeutics, Inc. (b)(c)	1,298,877	13,560,276
Xencor, Inc. (c)	315,887	8,108,819
Zafgen, Inc. (c)	1,356,174	6,618,129
		2,266,195,315
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (d)	12,210	1,652,074
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Bioverativ, Inc.	94,995	5,586,656
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)(c)	217,800	315,810
Novocure Ltd. (b)(c)	185,941	2,101,133
Novocure Ltd. (a)(c)	155,553	1,757,749
Vermillion, Inc. (c)	991,800	1,844,748
Zosano Pharma Corp. (b)(c)	598,503	981,545
		7,000,985
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (b)	50,600	157,366
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (c)	13,500	4,995
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (c)	6,666	15,865
Pharmaceuticals - 9.7%
Pharmaceuticals - 9.7%
Achaogen, Inc. (b)(c)	431,602	10,392,976
Adimab LLC (d)(e)	398,401	9,848,473
Afferent Pharmaceuticals, Inc. rights 12/31/24 (c)	1,915,787	1,877,471
Aradigm Corp. (c)	8,241	9,642
Aradigm Corp. (c)	545	638
Avexis, Inc. (b)(c)	387,162	31,166,541
Axsome Therapeutics, Inc. (b)(c)	707,060	2,898,946
Cempra, Inc. (c)	1,094,178	4,704,965
Corcept Therapeutics, Inc. (c)	127,273	1,214,184
Dermira, Inc. (c)	566,145	19,282,899
Egalet Corp. (b)(c)	1,120,874	4,281,739
GW Pharmaceuticals PLC ADR (b)(c)	257,267	30,545,311
Horizon Pharma PLC (c)	531,356	8,172,255
Intra-Cellular Therapies, Inc. (c)	128,154	1,771,088
Jazz Pharmaceuticals PLC (c)	124,767	19,872,888
Kolltan Pharmaceuticals, Inc. rights (c)	1,610,391	257,663
MyoKardia, Inc. (c)	608,492	7,940,821
MyoKardia, Inc. (a)	484,646	6,324,630
Nektar Therapeutics (c)	17,932	340,170
NeurogesX, Inc. (c)	150,000	2
Ocular Therapeutix, Inc. (b)(c)	252,171	2,511,623
Pacira Pharmaceuticals, Inc. (c)	207,484	10,073,348
Paratek Pharmaceuticals, Inc. (c)	799,460	17,148,417
Reata Pharmaceuticals, Inc. (b)	108,969	2,260,017
Repros Therapeutics, Inc. (b)(c)	623,854	630,093
Stemcentrx, Inc. rights 12/31/21	208,907	591,207
Tetraphase Pharmaceuticals, Inc. (c)	361,931	2,870,113
The Medicines Company (b)(c)	492,622	24,296,117
TherapeuticsMD, Inc. (b)(c)	1,497,500	7,637,250
Theravance Biopharma, Inc. (b)(c)	274,903	11,086,838
WAVE Life Sciences (b)(c)	373,688	7,884,817
Zogenix, Inc. (b)(c)	265,811	2,923,921
Zogenix, Inc. warrants 7/27/17 (c)	32,985	18
		250,817,081
TOTAL COMMON STOCKS
(Cost $2,139,340,511)		2,531,430,337

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
Biotechnology - 1.4%
Biotechnology - 1.4%
23andMe, Inc. Series E (c)(d)	341,730	3,530,071
Axcella Health, Inc. Series C (c)(d)	341,857	7,110,626
Immunocore Ltd. Series A (c)(d)	17,149	4,773,449
Moderna Therapeutics, Inc.:
Series D (d)	269,180	1,561,244
Series E (d)	544,100	3,155,780
Ovid Therapeutics, Inc. Series B (c)(d)	114,626	1,547,451
RaNA Therapeutics LLC:
Series B (c)(d)	1,310,353	3,105,537
Series C (d)	1,010,101	2,393,939
Scholar Rock LLC Series B (c)(d)	1,083,994	2,796,705
Twist Bioscience Corp.:
Series C (c)(d)	1,866,791	4,005,573
Series D (c)(d)	453,587	973,262
		34,953,637
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (c)(d)	1,505,538	3,251,962
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (c)(d)	213,402	563,381
Series B (c)(d)	693,558	1,830,993
		2,394,374
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (c)(d)	1,915,787	900,420

TOTAL CONVERTIBLE PREFERRED STOCKS		41,500,393

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (c)(d)	151,084	1,409,614
TOTAL PREFERRED STOCKS
(Cost $34,445,416)		42,910,007

Money Market Funds - 10.2%
Fidelity Cash Central Fund, 0.85% (f)	14,433,787	14,436,674
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	249,174,914	249,199,831
TOTAL MONEY MARKET FUNDS
(Cost $263,619,712)		263,636,505
TOTAL INVESTMENT PORTFOLIO - 109.7%
(Cost $2,437,405,639)		2,837,976,849
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(250,566,871)
NET ASSETS - 100%		$2,587,409,978

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,682,919 or 0.8% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,410,554 or 2.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$862,104
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Moderna Therapeutics, Inc. Series D	11/6/13	$1,300,630
Moderna Therapeutics, Inc. Series E	12/18/14	$2,628,996
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RaNA Therapeutics LLC Series C	12/22/16	$2,000,000
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,725
Fidelity Securities Lending Cash Central Fund	2,195,040
Total	$2,278,765

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,531,430,337	$2,505,558,682	$11,644,765	$14,226,890
Preferred Stocks	42,910,007	--	1,547,451	41,362,556
Money Market Funds	263,636,505	263,636,505	--	--
Total Investments in Securities:	$2,837,976,849	$2,769,195,187	$13,192,216	$55,589,446

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$44,517,148
Total Realized Gain (Loss)	845,519
Total Unrealized Gain (Loss)	1,946,167
Cost of Purchases	5,929,626
Proceeds of Sales	(10,958,625)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(917,279)
Ending Balance	$41,362,556
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$4,384,953
Other Investments in Securities
Beginning Balance	$12,938,513
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	368,644
Cost of Purchases	919,733
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,226,890
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$368,644

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$55,589,446	Market comparable	Enterprise value/Sales multiple (EV/S)	2.5	Increase
			Transaction price	$1.98 - $150.00 / $31.61	Increase
			Discount rate	16.0% - 25.0% / 20.5%	Decrease
			Probability rate	77.0%	Increase
			Premium rate	15.0% - 21.8% / 18.8%	Increase
			Proxy discount	12.0% - 18.5% / 15.2%	Decrease
			Proxy premium	46.7% - 46.9% / 46.7%	Increase
		Market approach	Transaction price	$2.15 - $5.80 / $3.92	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0% - 14.4% / 11.3%	Decrease
			Probability rate	6.3%	Increase
			Premium rate	3.5%	Increase
			Discount for lack of marketability (DLOM)	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,446,512,166. Net unrealized appreciation aggregated $391,464,683, of which $714,284,736 related to appreciated investment securities and $322,820,053 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2017

AFTF-QTLY-0617
1.800330.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Automobiles - 3.9%
Automobile Manufacturers - 3.9%
Tesla, Inc. (a)(b)	171,309	$53,803,018
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	38,700	1,582,056
Chemicals - 0.6%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	12,580	1,950,696
Specialty Chemicals - 0.5%
Duk San Neolux Co. Ltd. (a)	119,849	3,945,451
Soulbrain Co. Ltd.	54,828	2,650,791
		6,596,242

TOTAL CHEMICALS		8,546,938

Diversified Consumer Services - 1.4%
Education Services - 1.4%
China Online Education Group sponsored ADR (a)(b)	2,563	41,905
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	155,700	10,048,878
TAL Education Group ADR (a)	82,007	9,767,854
		19,858,637
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR	239,500	1,935,160
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	19,900	3,131,265
Electronic Equipment & Components - 7.9%
Electronic Components - 1.3%
Genius Electronic Optical Co. Ltd. (a)	131,000	1,532,227
Largan Precision Co. Ltd.	36,000	5,973,596
Ledlink Optics, Inc.	579,628	837,136
Lens Technology Co. Ltd. Class A	835,615	4,454,755
Sunny Optical Technology Group Co. Ltd.	304,100	2,502,124
Universal Display Corp.	27,512	2,458,197
		17,758,035
Electronic Equipment & Instruments - 3.0%
Anritsu Corp.	818,100	6,612,318
Chroma ATE, Inc.	2,780,173	8,683,729
Cognex Corp.	62,700	5,350,818
Hexagon AB (B Shares)	181,500	7,903,599
National Instruments Corp.	90,400	3,155,864
Topcon Corp.	552,600	9,750,744
		41,457,072
Electronic Manufacturing Services - 3.0%
AAC Technology Holdings, Inc.	645,000	9,469,746
Trimble, Inc. (a)	880,296	31,188,887
		40,658,633
Technology Distributors - 0.6%
Dell Technologies, Inc. (a)	120,660	8,097,493

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		107,971,233

Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Intai Technology Corp.	4,000	18,000
Health Care Technology - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (a)	48,994	4,801,902
Inovalon Holdings, Inc. Class A (a)(b)	84,399	1,033,888
		5,835,790
Household Durables - 1.1%
Consumer Electronics - 1.1%
Sony Corp.	217,700	7,470,233
Sony Corp. sponsored ADR (b)	216,500	7,473,580
		14,943,813
Internet & Direct Marketing Retail - 3.4%
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	14,500	13,412,355
JD.com, Inc. sponsored ADR (a)	941,000	33,000,870
Jumei International Holding Ltd. sponsored ADR (a)	47,953	158,724
		46,571,949
Internet Software & Services - 24.5%
Internet Software & Services - 24.5%
58.com, Inc. ADR (a)(b)	262,181	10,377,124
Akamai Technologies, Inc. (a)	111,500	6,794,810
Alphabet, Inc.:
Class A (a)	79,587	73,579,773
Class C (a)	80,055	72,526,628
Benefitfocus, Inc. (a)	23,689	746,204
CoStar Group, Inc. (a)	56,000	13,489,840
DeNA Co. Ltd.	324,320	6,944,623
Endurance International Group Holdings, Inc. (a)	457,000	3,473,200
Envestnet, Inc. (a)	145	5,046
Facebook, Inc. Class A (a)	563,211	84,622,453
Hortonworks, Inc. (a)(b)	144,800	1,507,368
LogMeIn, Inc.	96,833	10,942,129
MINDBODY, Inc. (a)	47,900	1,357,965
NetEase, Inc. ADR	36,300	9,633,657
New Relic, Inc. (a)	89,000	3,558,220
Nutanix, Inc. Class B (c)	39,963	607,038
Pandora Media, Inc. (a)(b)	93,000	1,009,050
Shopify, Inc. (a)	1,600	121,520
Shopify, Inc. Class A (a)	22,800	1,731,660
SMS Co., Ltd.	312,400	8,314,786
Tencent Holdings Ltd.	66,600	2,086,800
Twilio, Inc. Class A	4,000	132,200
Xunlei Ltd. sponsored ADR (a)	420,444	1,509,394
Yahoo!, Inc. (a)	317,900	15,325,959
Yandex NV Series A (a)	191,446	5,218,818
		335,616,265
IT Services - 3.3%
Data Processing & Outsourced Services - 1.6%
Fidelity National Information Services, Inc.	18,295	1,540,256
Fiserv, Inc. (a)	55,100	6,564,614
Global Payments, Inc.	68,300	5,584,208
Paysafe Group PLC (a)	984,600	5,788,378
Total System Services, Inc.	38,153	2,186,548
		21,664,004
IT Consulting & Other Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	253,894	15,292,036
CSRA, Inc.	38,400	1,116,672
DXC Technology Co. (a)	86,400	6,509,376
		22,918,084

TOTAL IT SERVICES		44,582,088

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	387,462	775,616
Machinery - 1.5%
Industrial Machinery - 1.5%
HIWIN Technologies Corp.	935,000	5,955,315
Minebea Mitsumi, Inc.	986,000	14,249,347
		20,204,662
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	1,156,712	251,182
Professional Services - 0.9%
Human Resource & Employment Services - 0.8%
Recruit Holdings Co. Ltd.	177,500	8,964,566
WageWorks, Inc. (a)	28,744	2,121,307
		11,085,873
Research & Consulting Services - 0.1%
ICF International, Inc.(a)	23,400	1,033,110

TOTAL PROFESSIONAL SERVICES		12,118,983

Semiconductors & Semiconductor Equipment - 18.7%
Semiconductor Equipment - 5.5%
ASM Pacific Technology Ltd.	1,013,600	15,089,946
Lam Research Corp.	101,000	14,629,850
Rubicon Technology, Inc. (a)	309,967	232,475
Siltronic AG (a)	180,900	13,005,588
SolarEdge Technologies, Inc. (a)(b)	40,000	646,000
Sumco Corp.	1,829,950	31,994,371
SunEdison, Inc. (a)	500	25
		75,598,255
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)	329,400	4,381,020
Advanced Semiconductor Engineering, Inc.	5,206,016	6,513,413
ams AG	222,704	14,324,679
Analog Devices, Inc.	43,500	3,314,700
ASPEED Tech, Inc.	116,282	2,254,616
Broadcom Ltd.	72,800	16,074,968
Cavium, Inc. (a)	39,600	2,726,460
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	125,652	2,191,371
Cirrus Logic, Inc. (a)	15,814	1,017,631
Cypress Semiconductor Corp.	182,000	2,549,820
Dialog Semiconductor PLC (a)	60,100	2,811,805
GlobalWafers Co. Ltd.	2,403,000	17,173,940
GlobalWafers Co. Ltd. unit (a)	889,400	6,356,542
Himax Technologies, Inc. sponsored ADR (b)	842,604	5,906,654
Hua Hong Semiconductor Ltd.	2,282,000	3,238,898
Inphi Corp. (a)(b)	7,700	318,934
Integrated Device Technology, Inc. (a)	124,300	2,981,957
Marvell Technology Group Ltd.	386,361	5,803,142
Mellanox Technologies Ltd. (a)	246,400	11,630,080
Micron Technology, Inc. (a)	499,450	13,819,782
Monolithic Power Systems, Inc.	59,601	5,453,492
NVIDIA Corp.	84,050	8,766,415
NXP Semiconductors NV (a)	130,780	13,829,985
ON Semiconductor Corp. (a)	148,600	2,107,148
Qualcomm, Inc.	178,350	9,584,529
Semtech Corp. (a)	183,398	6,263,042
Silergy Corp.	72,000	1,300,731
Silicon Laboratories, Inc. (a)	21,100	1,501,265
Silicon Motion Technology Corp. sponsored ADR	63,888	3,101,762
Siliconware Precision Industries Co. Ltd. sponsored ADR	49,563	399,973
STMicroelectronics NV (NY Shares) unit (b)	125,300	2,003,547
Win Semiconductors Corp.	247,000	1,099,213
		180,801,514

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		256,399,769

Software - 17.1%
Application Software - 7.4%
Adobe Systems, Inc. (a)	10,316	1,379,662
Aspen Technology, Inc. (a)	21,100	1,297,439
Autodesk, Inc. (a)	487,000	43,864,090
Callidus Software, Inc. (a)	177,059	3,727,092
Ellie Mae, Inc. (a)	33,800	3,439,488
HubSpot, Inc. (a)	6,900	462,645
iFlytek Co. Ltd.	237,677	1,092,966
Intuit, Inc.	58,700	7,349,827
Netmarble Games Corp.	10,490	1,447,723
Parametric Technology Corp. (a)	183,800	9,934,390
Paylocity Holding Corp. (a)	32,600	1,285,744
RealPage, Inc. (a)	5,800	214,890
Salesforce.com, Inc. (a)	37,219	3,205,300
SS&C Technologies Holdings, Inc.	79,200	2,909,808
Ultimate Software Group, Inc. (a)	65,776	13,330,822
Workday, Inc. Class A (a)	14,700	1,284,780
Zendesk, Inc. (a)	201,400	5,790,250
		102,016,916
Home Entertainment Software - 4.3%
Activision Blizzard, Inc.	350,170	18,296,383
Electronic Arts, Inc. (a)	201,400	19,096,748
Nintendo Co. Ltd.	54,300	13,741,462
Nintendo Co. Ltd. ADR	40,200	1,273,536
Take-Two Interactive Software, Inc. (a)	98,400	6,184,440
		58,592,569
Systems Software - 5.4%
Imperva, Inc. (a)	44,800	1,991,360
Microsoft Corp.	986,500	67,535,790
Tableau Software, Inc. (a)	88,800	4,766,784
		74,293,934

TOTAL SOFTWARE		234,903,419

Technology Hardware, Storage & Peripherals - 10.8%
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	1,026,529	147,460,892
TOTAL COMMON STOCKS
(Cost $950,970,829)		1,316,510,735

Convertible Preferred Stocks - 2.1%
Internet & Direct Marketing Retail - 1.3%
Internet & Direct Marketing Retail - 1.3%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	1,516,912	7,266,008
Series B (a)(d)	2,042,487	9,783,513
		17,049,521
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	11,318,278
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		28,367,799

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.85% (e)	22,602,105	22,606,625
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	36,661,038	36,664,704
TOTAL MONEY MARKET FUNDS
(Cost $59,269,001)		59,271,329
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $1,026,520,011)		1,404,149,863
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(32,677,701)
NET ASSETS - 100%		$1,371,472,162

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $607,038 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,367,799 or 2.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,971
Fidelity Securities Lending Cash Central Fund	672,153
Total	$730,124

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,316,510,735	$1,285,251,104	$31,259,631	$--
Convertible Preferred Stocks	28,367,799	--	--	28,367,799
Money Market Funds	59,271,329	59,271,329	--	--
Total Investments in Securities:	$1,404,149,863	$1,344,522,433	$31,259,631	$28,367,799

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$25,683,073
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,220,090
Cost of Purchases	--
Proceeds of Sales	(535,364)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,367,799
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$3,307,749

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$28,367,799	Market comparable	Enterprise value/Gross profit multiple (EV/GP)	12.5	Increase
			Discount rate	2.3%	Decrease
			Discount for lack of marketability	15.0%	Decrease
		Market approach	Transaction price	$48.77	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $1,027,151,316. Net unrealized appreciation aggregated $376,998,547, of which $397,235,991 related to appreciated investment securities and $20,237,444 related to depreciated investment securities.

During the period, 10,768,828 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $442,814,201. The Fund recognized a net realized gain of $120,776,424 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2017

AFFS-QTLY-0617
1.800326.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Banks - 40.0%
Diversified Banks - 21.2%
Bank of America Corp.	791,656	$18,477,251
Citigroup, Inc.	318,915	18,854,255
JPMorgan Chase & Co.	143,831	12,513,297
U.S. Bancorp	174,208	8,933,386
Wells Fargo & Co.	321,278	17,297,608
		76,075,797
Regional Banks - 18.8%
Bank of the Ozarks, Inc.	98,300	4,666,301
CIT Group, Inc.	133,500	6,182,385
CoBiz, Inc.	145,091	2,383,845
First Republic Bank	57,400	5,307,204
Huntington Bancshares, Inc.	1,242,800	15,982,408
M&T Bank Corp.	35,400	5,501,514
PNC Financial Services Group, Inc.	97,900	11,723,525
Popular, Inc.	104,717	4,388,689
Preferred Bank, Los Angeles	14,800	784,252
Regions Financial Corp.	172,700	2,374,625
SunTrust Banks, Inc.	57,600	3,272,256
SVB Financial Group (a)	28,900	5,084,666
		67,651,670

TOTAL BANKS		143,727,467

Capital Markets - 22.3%
Asset Management & Custody Banks - 8.1%
Affiliated Managers Group, Inc.	30,154	4,993,201
Ameriprise Financial, Inc.	53,400	6,827,190
BlackRock, Inc. Class A	17,800	6,845,346
Northern Trust Corp.	99,600	8,964,000
Oaktree Capital Group LLC Class A	27,700	1,301,900
		28,931,637
Financial Exchanges & Data - 5.1%
CBOE Holdings, Inc.	97,573	8,040,991
IntercontinentalExchange, Inc.	172,220	10,367,644
		18,408,635
Investment Banking & Brokerage - 9.1%
E*TRADE Financial Corp. (a)	240,000	8,292,000
Goldman Sachs Group, Inc.	71,840	16,077,792
Investment Technology Group, Inc.	96,775	1,926,790
TD Ameritrade Holding Corp.	166,900	6,387,263
		32,683,845

TOTAL CAPITAL MARKETS		80,024,117

Consumer Finance - 8.2%
Consumer Finance - 8.2%
Capital One Financial Corp.	251,838	20,242,739
Synchrony Financial	327,200	9,096,160
		29,338,899
Diversified Financial Services - 5.0%
Multi-Sector Holdings - 5.0%
Berkshire Hathaway, Inc. Class B (a)	108,669	17,953,205
Insurance - 19.0%
Insurance Brokers - 1.4%
Willis Group Holdings PLC	38,500	5,105,870
Life & Health Insurance - 2.1%
Torchmark Corp.	98,080	7,523,717
Multi-Line Insurance - 2.0%
American Financial Group, Inc.	32,700	3,182,037
American International Group, Inc.	67,200	4,093,152
		7,275,189
Property & Casualty Insurance - 11.8%
Allstate Corp.	114,090	9,274,376
Chubb Ltd.	95,627	13,124,806
FNF Group	162,150	6,640,043
The Travelers Companies, Inc.	108,400	13,187,944
		42,227,169
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	48,400	6,051,936

TOTAL INSURANCE		68,183,881

IT Services - 2.6%
Data Processing & Outsourced Services - 2.6%
Visa, Inc. Class A	57,420	5,237,852
WEX, Inc. (a)	42,300	4,291,758
		9,529,610
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	96,600	1,018,164
Radian Group, Inc.	46,100	778,168
		1,796,332
TOTAL COMMON STOCKS
(Cost $327,100,220)		350,553,511

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $5,159,645)	5,158,614	5,159,645
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $332,259,865)		355,713,156
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,464,622
NET ASSETS - 100%		$359,177,778

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,073
Fidelity Securities Lending Cash Central Fund	874
Total	$36,947

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017 the cost of investment securities for income tax purposes was $332,405,723. Net unrealized appreciation aggregated $23,307,433, of which $31,368,111 related to appreciated investment securities and $8,060,678 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2017

AFCI-QTLY-0617
1.800322.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Auto Components - 0.8%
Auto Parts & Equipment - 0.8%
Tenneco, Inc.	36,000	$2,269,080
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Ferrari NV	17,500	1,316,000
Beverages - 1.3%
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	81,716	3,708,272
Food & Staples Retailing - 0.1%
Food Retail - 0.1%
Zhou Hei Ya International Holdings Co. Ltd.	326,000	345,348
Hotels, Restaurants & Leisure - 11.8%
Casinos & Gaming - 1.3%
Las Vegas Sands Corp.	66,480	3,921,655
Hotels, Resorts & Cruise Lines - 4.9%
Hilton Grand Vacations, Inc. (a)	45,300	1,516,191
Hilton, Inc.	45,503	2,683,312
Marriott International, Inc. Class A	38,675	3,651,694
Park Hotels & Resorts, Inc. (b)	98,029	2,516,404
Wyndham Worldwide Corp.	42,120	4,014,457
		14,382,058
Leisure Facilities - 1.2%
International Speedway Corp. Class A	21,800	808,780
Vail Resorts, Inc.	13,340	2,636,784
		3,445,564
Restaurants - 4.4%
Buffalo Wild Wings, Inc. (a)	10,100	1,591,255
Chipotle Mexican Grill, Inc. (a)	1,200	569,364
Darden Restaurants, Inc.	3,225	274,738
Del Frisco's Restaurant Group, Inc. (a)	41,395	711,994
Domino's Pizza, Inc.	8,320	1,509,165
Jack in the Box, Inc.	19,200	1,957,824
Starbucks Corp.	89,576	5,379,935
U.S. Foods Holding Corp.	28,600	806,520
		12,800,795

TOTAL HOTELS, RESTAURANTS & LEISURE		34,550,072

Household Durables - 1.4%
Household Appliances - 1.4%
Techtronic Industries Co. Ltd.	971,000	4,169,445
Household Products - 1.7%
Household Products - 1.7%
Spectrum Brands Holdings, Inc. (b)	35,458	5,096,378
Internet & Direct Marketing Retail - 18.0%
Internet & Direct Marketing Retail - 18.0%
Amazon.com, Inc. (a)	45,380	41,976,048
Duluth Holdings, Inc. (a)	2,000	44,300
Liberty Interactive Corp. QVC Group Series A (a)	210,869	4,466,205
Ocado Group PLC (a)(b)	838,237	2,725,068
Priceline Group, Inc. (a)	2,000	3,693,640
		52,905,261
Leisure Products - 2.0%
Leisure Products - 2.0%
Hasbro, Inc.	29,000	2,874,190
Mattel, Inc.	137,200	3,076,024
		5,950,214
Media - 24.3%
Advertising - 1.7%
Interpublic Group of Companies, Inc.	213,676	5,036,343
Broadcasting - 1.1%
CBS Corp. Class B	45,600	3,035,136
Cable & Satellite - 9.1%
Charter Communications, Inc. Class A (a)	57,794	19,948,177
Comcast Corp. Class A	137,700	5,396,463
Sirius XM Holdings, Inc. (b)	286,600	1,418,670
		26,763,310
Movies & Entertainment - 12.4%
The Walt Disney Co.	266,206	30,773,414
Time Warner, Inc.	56,116	5,570,635
		36,344,049

TOTAL MEDIA		71,178,838

Multiline Retail - 4.8%
General Merchandise Stores - 4.8%
B&M European Value Retail S.A.	362,862	1,583,829
Dollar Tree, Inc. (a)	149,200	12,349,284
		13,933,113
Personal Products - 0.3%
Personal Products - 0.3%
Herbalife Ltd. (a)	12,700	803,402
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)	23,460	1,452,643
Specialty Retail - 20.7%
Apparel Retail - 8.9%
Guess?, Inc.	10,800	120,528
L Brands, Inc.	204,600	10,804,926
Ross Stores, Inc.	80,569	5,236,985
TJX Companies, Inc.	116,811	9,186,017
Zumiez, Inc. (a)	47,034	844,260
		26,192,716
Automotive Retail - 1.7%
O'Reilly Automotive, Inc. (a)	20,362	5,052,830
Home Improvement Retail - 10.1%
Floor & Decor Holdings, Inc. Class A	1,200	38,880
Home Depot, Inc.	188,220	29,381,142
		29,420,022

TOTAL SPECIALTY RETAIL		60,665,568

Textiles, Apparel & Luxury Goods - 6.5%
Apparel, Accessories & Luxury Goods - 0.5%
Canada Goose Holdings, Inc.	600	10,096
Regina Miracle International Holdings Ltd. (b)	481,635	376,473
VF Corp.	21,482	1,173,562
		1,560,131
Footwear - 6.0%
NIKE, Inc. Class B	314,134	17,406,165

TOTAL TEXTILES, APPAREL & LUXURY GOODS		18,966,296

TOTAL COMMON STOCKS
(Cost $220,808,248)		277,309,930
	Principal Amount	Value

Convertible Bonds - 0.4%
Media - 0.4%
Cable & Satellite - 0.4%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $810,000)	$810,000	991,238
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.85% (d)	11,765,169	11,767,522
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	8,188,797	8,189,616
TOTAL MONEY MARKET FUNDS
(Cost $19,956,808)		19,957,138
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $241,575,056)		298,258,306
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(5,158,308)
NET ASSETS - 100%		$293,099,998

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $991,238 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,663
Fidelity Securities Lending Cash Central Fund	127,711
Total	$156,374

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$277,309,930	$277,309,930	$--	$--
Convertible Bonds	991,238	--	991,238	--
Money Market Funds	19,957,138	19,957,138	--	--
Total Investments in Securities:	$298,258,306	$297,267,068	$991,238	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $241,716,550. Net unrealized appreciation aggregated $56,541,756, of which $67,190,211 related to appreciated investment securities and $10,648,455 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

April 30, 2017

AFEL-QTLY-0617
1.800325.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.7%
Office Services & Supplies - 0.7%
West Corp.	51,300	1,369,197
Communications Equipment - 0.2%
Communications Equipment - 0.2%
Finisar Corp. (a)	13,800	315,192
Electronic Equipment & Components - 4.1%
Electronic Manufacturing Services - 2.0%
Jabil Circuit, Inc.	115,376	3,348,212
Plexus Corp. (a)	11,000	571,890
		3,920,102
Technology Distributors - 2.1%
Avnet, Inc.	106,000	4,101,140
SYNNEX Corp.	1,900	206,017
		4,307,157

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,227,259

Industrial Conglomerates - 0.3%
Industrial Conglomerates - 0.3%
Toshiba Corp. (a)(b)	349,000	705,670
Internet Software & Services - 2.3%
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (a)	4,610	4,262,037
Nutanix, Inc. Class A (a)(b)	19,900	302,281
SecureWorks Corp.	11,400	98,610
		4,662,928
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
EVERTEC, Inc.	22,000	348,700
Travelport Worldwide Ltd.	14,500	190,965
		539,665
Semiconductors & Semiconductor Equipment - 88.6%
Semiconductor Equipment - 4.8%
Applied Materials, Inc.	153,500	6,233,635
Lam Research Corp.	24,281	3,517,103
		9,750,738
Semiconductors - 83.8%
Acacia Communications, Inc. (b)	20,400	935,136
Analog Devices, Inc.	134,370	10,238,994
Broadcom Ltd.	94,200	20,800,302
Cavium, Inc. (a)	30,925	2,129,186
Cree, Inc. (a)	92,500	2,023,900
Cypress Semiconductor Corp.	138,900	1,945,989
Dialog Semiconductor PLC (a)	19,100	893,602
Diodes, Inc. (a)	32,800	767,192
Himax Technologies, Inc. sponsored ADR	20,500	143,705
Integrated Device Technology, Inc. (a)	162,300	3,893,577
Intel Corp.	1,329,075	48,046,061
Marvell Technology Group Ltd.	400,500	6,015,510
Maxim Integrated Products, Inc.	148,522	6,557,246
Mellanox Technologies Ltd. (a)	43,300	2,043,760
Microchip Technology, Inc. (b)	17,900	1,352,882
Micron Technology, Inc. (a)	373,212	10,326,776
NVIDIA Corp.	34,523	3,600,749
ON Semiconductor Corp. (a)	657,400	9,321,932
Qorvo, Inc. (a)	39,196	2,666,504
Qualcomm, Inc.	560,826	30,138,789
Semtech Corp. (a)	149,722	5,113,006
Synaptics, Inc. (a)(b)	20,400	1,117,308
		170,072,106

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		179,822,844

Software - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	25,400	406,400
Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Cray, Inc. (a)	11,700	209,430
Lenovo Group Ltd.	2,074,000	1,327,855
Samsung Electronics Co. Ltd.	162	317,706
		1,854,991
TOTAL COMMON STOCKS
(Cost $170,655,487)		197,904,147

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.85% (c)	6,854,740	6,856,111
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	3,116,254	3,116,566
TOTAL MONEY MARKET FUNDS
(Cost $9,972,168)		9,972,677
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $180,627,655)		207,876,824
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,001,965)
NET ASSETS - 100%		$202,874,859

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,155
Fidelity Securities Lending Cash Central Fund	24,289
Total	$54,444

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$197,904,147	$197,904,146	$1	$--
Money Market Funds	9,972,677	9,972,677	--	--
Total Investments in Securities:	$207,876,824	$207,876,823	$1	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $182,539,435. Net unrealized appreciation aggregated $25,337,389, of which $30,361,334 related to appreciated investment securities and $5,023,945 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

April 30, 2017

ARE-QTLY-0617
1.800329.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.0%
REITs - Apartments - 18.6%
American Homes 4 Rent Class A	416,400	$9,598,020
Apartment Investment & Management Co. Class A	467,845	20,463,540
AvalonBay Communities, Inc.	266,340	50,561,986
Equity Residential (SBI)	252,209	16,287,657
Essex Property Trust, Inc.	141,747	34,652,889
Mid-America Apartment Communities, Inc.	335,549	33,289,816
		164,853,908
REITs - Diversified - 7.7%
Corrections Corp. of America	83,500	2,876,575
Duke Realty Corp.	836,600	23,198,918
Equinix, Inc.	44,900	18,754,730
Vornado Realty Trust	143,483	13,808,804
Washington REIT (SBI)	312,900	9,909,543
		68,548,570
REITs - Health Care - 11.7%
Healthcare Realty Trust, Inc.	694,400	22,776,320
Sabra Health Care REIT, Inc.	176,661	4,803,413
Ventas, Inc.	718,805	46,010,708
Welltower, Inc.	419,519	29,970,437
		103,560,878
REITs - Hotels - 5.2%
DiamondRock Hospitality Co.	1,224,150	13,477,892
Host Hotels & Resorts, Inc.	943,734	16,940,025
Sunstone Hotel Investors, Inc.	1,053,300	15,683,637
		46,101,554
REITs - Management/Investment - 3.8%
American Assets Trust, Inc.	275,400	11,795,382
American Tower Corp.	18,200	2,292,108
CoreSite Realty Corp.	141,900	13,884,915
Empire State Realty Trust, Inc.	302,500	6,292,000
		34,264,405
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	232,903	18,844,182
REITs - Office Property - 15.1%
Boston Properties, Inc.	369,947	46,835,290
Corporate Office Properties Trust (SBI)	482,000	15,780,680
Douglas Emmett, Inc.	547,000	20,605,490
Highwoods Properties, Inc. (SBI)	369,600	18,805,248
Hudson Pacific Properties, Inc.	601,800	20,677,848
Mack-Cali Realty Corp.	422,222	11,421,105
		134,125,661
REITs - Regional Malls - 12.7%
General Growth Properties, Inc.	540,600	11,682,366
Pennsylvania Real Estate Investment Trust (SBI)	385,500	5,339,175
Simon Property Group, Inc.	486,450	80,390,727
Taubman Centers, Inc.	240,000	15,012,000
		112,424,268
REITs - Shopping Centers - 5.7%
Brixmor Property Group, Inc.	237,800	4,696,550
Cedar Shopping Centers, Inc.	1,529,870	8,230,701
DDR Corp.	1,138,100	12,302,861
Urban Edge Properties	981,496	25,028,148
		50,258,260
REITs - Storage - 8.0%
Extra Space Storage, Inc.	467,000	35,272,510
Public Storage	169,750	35,542,255
		70,814,765
REITs - Warehouse/Industrial - 6.4%
DCT Industrial Trust, Inc.	556,766	28,150,089
Prologis, Inc.	415,977	22,633,309
Terreno Realty Corp.	210,180	6,490,358
		57,273,756

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		861,070,207

Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Marriott International, Inc. Class A	132,900	12,548,418
Real Estate Management & Development - 0.6%
Real Estate Services - 0.6%
Invitation Homes, Inc.	268,900	5,794,795
TOTAL COMMON STOCKS
(Cost $712,968,147)		879,413,420

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.85% (a)
(Cost $8,899,511)	8,897,732	8,899,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $721,867,658)		888,312,931
NET OTHER ASSETS (LIABILITIES) - 0.0%		(409,307)
NET ASSETS - 100%		$887,903,624

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,221
Fidelity Securities Lending Cash Central Fund	1,859
Total	$29,080

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $725,244,402. Net unrealized appreciation aggregated $163,068,529, of which $182,074,815 related to appreciated investment securities and $19,006,286 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2017

ANR-QTLY-0617
1.800328.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LyondellBasell Industries NV Class A	167,500	$14,197,300
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
C&J Energy Services, Inc. (a)	58,500	1,708,785
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
NCS Multistage Holdings, Inc.	33,700	674,337
Smart Sand, Inc. (b)	137,500	1,674,750
		2,349,087
Energy Equipment & Services - 18.8%
Oil & Gas Drilling - 1.8%
Ensco PLC Class A	268,400	2,117,676
Hess Midstream Partners LP	26,100	667,638
Nabors Industries Ltd.	273,000	2,822,820
Odfjell Drilling A/S (a)	564,256	1,182,927
Shelf Drilling Ltd. (a)	865,700	6,925,600
Trinidad Drilling Ltd. (a)	1,101,400	1,726,674
Xtreme Drilling & Coil Services Corp. (a)	1,059,502	1,816,223
		17,259,558
Oil & Gas Equipment & Services - 17.0%
Baker Hughes, Inc.	916,100	54,388,857
Dril-Quip, Inc. (a)	166,391	8,577,456
Frank's International NV (b)	473,545	4,309,260
Halliburton Co.	892,100	40,929,548
National Oilwell Varco, Inc.	285,400	9,980,438
Newpark Resources, Inc. (a)	938,300	7,177,995
Oceaneering International, Inc.	216,273	5,707,444
RigNet, Inc. (a)	165,500	3,243,800
Schlumberger Ltd.	429,918	31,207,748
Tesco Corp. (a)	196,400	1,286,420
TETRA Technologies, Inc. (a)	510,500	1,699,965
Total Energy Services, Inc.	38,900	387,561
		168,896,492

TOTAL ENERGY EQUIPMENT & SERVICES		186,156,050

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	210,654	3,465,683
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (b)	149,700	2,028,435
Oil, Gas & Consumable Fuels - 78.4%
Integrated Oil & Gas - 16.7%
Chevron Corp.	716,709	76,472,850
Exxon Mobil Corp.	1,039,661	84,888,317
Occidental Petroleum Corp.	16,200	996,948
Suncor Energy, Inc.	117,100	3,669,857
		166,027,972
Oil & Gas Exploration & Production - 47.7%
Anadarko Petroleum Corp.	698,983	39,856,011
Cabot Oil & Gas Corp.	256,500	5,961,060
Callon Petroleum Co. (a)	1,157,400	13,703,616
Carrizo Oil & Gas, Inc. (a)	246,600	6,201,990
Centennial Resource Development, Inc. Class A	45,200	745,348
Cimarex Energy Co.	162,947	19,012,656
Concho Resources, Inc. (a)	98,700	12,501,342
ConocoPhillips Co.	229,900	11,014,509
Continental Resources, Inc. (a)(b)	343,000	14,546,630
Devon Energy Corp.	248,000	9,793,520
Diamondback Energy, Inc. (a)	390,400	38,977,536
Encana Corp.	1,215,300	13,007,240
EOG Resources, Inc.	691,886	63,999,455
Extraction Oil & Gas, Inc. (b)	609,907	9,545,045
Hess Corp.	245,400	11,982,882
Jones Energy, Inc.	1	2
Marathon Oil Corp.	622,600	9,258,062
Newfield Exploration Co. (a)	441,700	15,291,654
Noble Energy, Inc.	392,308	12,683,318
Oasis Petroleum, Inc. (a)	279,700	3,339,618
Parsley Energy, Inc. Class A (a)	646,700	19,265,193
PDC Energy, Inc. (a)	268,088	14,806,500
Pioneer Natural Resources Co.	262,316	45,378,045
QEP Resources, Inc. (a)	320,600	3,786,286
Range Resources Corp.	181,200	4,799,988
Resolute Energy Corp. (a)(b)	131,277	4,916,324
Rice Energy, Inc. (a)	902,487	19,213,948
Ring Energy, Inc. (a)	302,132	3,625,584
RSP Permian, Inc. (a)	472,800	17,990,040
Seven Generations Energy Ltd. (a)	460,100	8,146,674
SM Energy Co.	225,800	5,100,822
Viper Energy Partners LP	213,600	3,620,520
Whiting Petroleum Corp. (a)	187,600	1,557,080
WPX Energy, Inc. (a)	763,500	9,108,555
		472,737,053
Oil & Gas Refining & Marketing - 5.4%
Alon U.S.A. Energy, Inc.	275,000	3,324,750
Delek U.S. Holdings, Inc.	544,000	13,094,080
Marathon Petroleum Corp.	320,500	16,326,270
Phillips 66 Co.	209,018	16,629,472
World Fuel Services Corp.	117,964	4,344,614
		53,719,186
Oil & Gas Storage & Transport - 8.6%
Enterprise Products Partners LP	55,700	1,521,724
GasLog Partners LP	135,600	3,234,060
Gener8 Maritime, Inc. (a)	746,554	4,008,995
Golar LNG Ltd. (b)	205,000	5,229,550
Kinder Morgan, Inc.	1,241,200	25,605,956
Noble Midstream Partners LP	135,600	6,796,272
Plains All American Pipeline LP	420,800	12,308,400
Targa Resources Corp.	176,800	9,746,984
Teekay LNG Partners LP	64,100	1,070,470
The Williams Companies, Inc.	501,700	15,367,071
		84,889,482

TOTAL OIL, GAS & CONSUMABLE FUELS		777,373,693

TOTAL COMMON STOCKS
(Cost $917,762,384)		987,279,033

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.85% (c)	7,396,391	7,397,870
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	22,938,510	22,940,804
TOTAL MONEY MARKET FUNDS
(Cost $30,337,279)		30,338,674
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $948,099,663)		1,017,617,707
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(25,704,146)
NET ASSETS - 100%		$991,913,561

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,848
Fidelity Securities Lending Cash Central Fund	288,577
Total	$333,425

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$987,279,033	$980,353,433	$6,925,600	$--
Money Market Funds	30,338,674	30,338,674	--	--
Total Investments in Securities:	$1,017,617,707	$1,010,692,107	$6,925,600	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $954,665,822. Net unrealized appreciation aggregated $62,951,885 of which $120,605,348 related to appreciated investment securities and $57,653,463 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2017

AFHC-QTLY-0617
1.800327.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Biotechnology - 28.8%
Biotechnology - 28.8%
Ablynx NV (a)(b)	800,000	$9,411,552
AC Immune SA (b)	226,800	2,165,940
ACADIA Pharmaceuticals, Inc. (a)	70,000	2,403,100
Acorda Therapeutics, Inc. (a)	550,000	8,882,500
Advanced Accelerator Applications SA sponsored ADR (a)	196,300	7,459,400
Advaxis, Inc. (a)(b)	700,000	5,992,000
Alexion Pharmaceuticals, Inc. (a)	780,000	99,668,400
Alnylam Pharmaceuticals, Inc. (a)	169,844	9,103,638
Amgen, Inc.	1,400,000	228,648,001
Amicus Therapeutics, Inc. (a)(b)	1,436,209	11,030,085
Array BioPharma, Inc. (a)	800,000	6,936,000
Ascendis Pharma A/S sponsored ADR (a)(b)	400,000	11,804,000
BeiGene Ltd. ADR (a)	110,959	4,536,004
BioMarin Pharmaceutical, Inc. (a)	470,000	45,044,800
bluebird bio, Inc. (a)(b)	64,420	5,730,159
Blueprint Medicines Corp. (a)	270,000	12,576,600
Celgene Corp. (a)	60,000	7,443,000
Cellectis SA sponsored ADR (a)	226,800	5,468,148
China Biologic Products, Inc. (a)	88,000	10,384,000
Curis, Inc. (a)	1,529,100	3,700,422
Cytokinetics, Inc. (a)	400,000	6,560,000
CytomX Therapeutics, Inc. (a)	148,300	2,329,793
Five Prime Therapeutics, Inc. (a)	146,839	5,118,808
Galapagos Genomics NV sponsored ADR (a)	135,000	11,726,100
Heron Therapeutics, Inc. (a)(b)	224,815	3,450,910
Incyte Corp. (a)	24,000	2,982,720
Insmed, Inc. (a)	1,000,000	18,450,000
Intercept Pharmaceuticals, Inc. (a)	59,244	6,656,063
La Jolla Pharmaceutical Co. (a)	64,181	1,861,249
Loxo Oncology, Inc. (a)	66,600	3,067,596
Neurocrine Biosciences, Inc. (a)	280,100	14,957,340
Proteostasis Therapeutics, Inc. (a)	210,200	1,270,659
Prothena Corp. PLC (a)	12,700	687,451
Puma Biotechnology, Inc. (a)(b)	230,000	9,338,000
Regeneron Pharmaceuticals, Inc. (a)	12,000	4,661,880
Spark Therapeutics, Inc. (a)(b)	148,174	8,589,647
TESARO, Inc. (a)	245,000	36,159,550
Trevena, Inc. (a)	1,000,000	3,270,000
Ultragenyx Pharmaceutical, Inc. (a)	190,000	12,234,100
Vertex Pharmaceuticals, Inc. (a)	700,000	82,810,000
Xencor, Inc. (a)	360,000	9,241,200
		743,810,815
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	61,683	8,346,018
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	195,535	5,347,882
Health Care Equipment & Supplies - 23.0%
Health Care Equipment - 21.8%
Atricure, Inc. (a)	720,000	14,760,000
Boston Scientific Corp. (a)	5,000,000	131,900,000
DexCom, Inc. (a)	450,000	35,082,000
Insulet Corp. (a)	568,000	24,656,880
Integra LifeSciences Holdings Corp. (a)	300,000	13,791,000
Intuitive Surgical, Inc. (a)	103,000	86,094,610
Medtronic PLC	2,200,000	182,798,000
Nevro Corp. (a)	35,400	3,335,388
NxStage Medical, Inc. (a)	346,027	10,342,747
Penumbra, Inc. (a)	331,900	28,360,855
Wright Medical Group NV (a)	1,050,000	31,909,500
		563,030,980
Health Care Supplies - 1.2%
The Cooper Companies, Inc.	72,000	14,423,760
The Spectranetics Corp. (a)	608,200	17,394,520
		31,818,280

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		594,849,260

Health Care Providers & Services - 19.6%
Health Care Distributors & Services - 1.1%
Amplifon SpA	660,000	8,418,764
EBOS Group Ltd.	1,280,000	16,091,707
Oriola-KD Oyj	730,900	3,081,175
		27,591,646
Health Care Facilities - 1.9%
HCA Holdings, Inc. (a)	310,000	26,105,100
Universal Health Services, Inc. Class B	188,000	22,702,880
		48,807,980
Health Care Services - 2.7%
American Renal Associates Holdings, Inc.	440,000	7,572,400
Envision Healthcare Corp. (a)	280,000	15,688,400
Premier, Inc. (a)	372,300	12,583,740
Teladoc, Inc. (a)(b)	980,353	24,312,754
United Drug PLC (United Kingdom)	1,060,000	10,255,653
		70,412,947
Managed Health Care - 13.9%
Anthem, Inc.	530,000	94,281,700
Cigna Corp.	360,000	56,293,200
Humana, Inc.	232,000	51,499,360
UnitedHealth Group, Inc.	889,998	155,642,850
		357,717,110

TOTAL HEALTH CARE PROVIDERS & SERVICES		504,529,683

Health Care Technology - 2.7%
Health Care Technology - 2.7%
athenahealth, Inc. (a)	250,100	24,512,301
Castlight Health, Inc. (a)	336,800	1,296,680
Castlight Health, Inc. Class B (a)	109,500	421,575
Evolent Health, Inc. (a)(b)	550,000	12,787,500
HealthStream, Inc. (a)	507,191	14,094,838
Medidata Solutions, Inc. (a)	240,000	15,703,200
		68,816,094
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Benefitfocus, Inc. (a)	500,000	15,750,000
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	500,000	27,525,000
Pharmaceuticals - 19.6%
Pharmaceuticals - 19.6%
Aclaris Therapeutics, Inc. (a)	188,600	5,301,546
Allergan PLC	820,000	199,965,200
Bristol-Myers Squibb Co.	1,720,000	96,406,000
Catalent, Inc. (a)	851,200	24,923,136
Dechra Pharmaceuticals PLC	770,000	16,854,438
Eisai Co. Ltd.	280,000	14,698,901
GlaxoSmithKline PLC	2,100,000	42,268,520
Jazz Pharmaceuticals PLC (a)	280,000	44,598,400
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	14,003,627
Lee's Pharmaceutical Holdings Ltd.	1,809,500	1,795,926
The Medicines Company (a)(b)	260,000	12,823,200
TherapeuticsMD, Inc. (a)(b)	2,100,000	10,710,000
Theravance Biopharma, Inc. (a)(b)	506,000	20,406,980
		504,755,874
Professional Services - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	209,000	15,424,200
TOTAL COMMON STOCKS
(Cost $1,995,184,875)		2,489,154,826

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)	322,145	2,441,859
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (a)(c)	1,003,280	2,600,000

TOTAL CONVERTIBLE PREFERRED STOCKS		5,041,859

Nonconvertible Preferred Stocks - 0.6%
Health Care Equipment & Supplies - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	170,000	15,566,315
TOTAL PREFERRED STOCKS
(Cost $17,166,333)		20,608,174

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.85% (d)	63,145,212	63,157,842
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	45,903,087	45,907,677
TOTAL MONEY MARKET FUNDS
(Cost $109,061,621)		109,065,519
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $2,121,412,829)		2,618,828,519
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(38,204,856)
NET ASSETS - 100%		$2,580,623,663

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,387,877 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Outset Medical, Inc. Series C	4/19/17	$2,600,000
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,994
Fidelity Securities Lending Cash Central Fund	646,512
Total	$766,506

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,489,154,826	$2,438,540,288	$42,268,520	$8,346,018
Preferred Stocks	20,608,174	15,566,315	--	5,041,859
Money Market Funds	109,065,519	109,065,519	--	--
Total Investments in Securities:	$2,618,828,519	$2,563,172,122	$42,268,520	$13,387,877

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,130,894,510. Net unrealized appreciation aggregated $487,934,009, of which $564,768,286 related to appreciated investment securities and $76,834,277 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017